Operations and principal activities - Liquidity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Operations and principal activities
Net income attributable to So-Young International Inc	¥ 5,807	$ 891	¥ 176,724	¥ 55,083
Net cash flows generated from operating activities	179,180	$ 27,462	383,822	198,985
Accumulated deficit	(254,228)		(259,251)		$ (38,962)
Cash, cash equivalents and restricted cash	¥ 1,145,685		¥ 901,185	¥ 563,383	$ 175,584	$ 138,113	¥ 440,859